SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

                                    --------
                        Daily Assets Fund Institutional


THE FOLLOWING CHANGES TAKE EFFECT IMMEDIATELY:


The fund's name will change to Daily Assets Fund.


The fund's original share class, "Institutional Class" has been re-designated as "Capital Shares." All references herein to "Institutional Class" are changed to "Capital Shares."

               Please Retain This Supplement for Future Reference


December 01, 2015
SAISTKR-229

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